Provision for contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Provision for contingencies
15.	Provision for contingencies

Some companies of PagSeguro Group are party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, which, when applicable, are supported by judicial deposits. The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by the opinion of its external legal advisors.

	March 31, 2018	December 31, 2017
Civil	4,895	4,326
Labor	318	322

Current	5,213	4,648

PagSeguro Group is a party on tax lawsuits involving risks classified by legal advisors as possible losses, for which no provision was recognized at March 31, 2018, totaling approximately R$22,160 (December 31, 2017—R$ 25,800). PagSeguro Group is not a party to civil and labor lawsuits involving risks classified by management as possible losses.

17.	Provision for contingencies

Some companies of PagSeguro Group are party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, which, when applicable, are supported by judicial deposits. The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by the opinion of its external legal advisors.

	December 31,
	2017	2016
Civil	4,326	555
Labor	322	125

Current	4,648	680

PagSeguro Group is a party on tax lawsuits involving risks classified by legal advisors as possible losses of approximately R$25,800 and R$29,726, for the years ended in December 31, 2016 and 2017, respectively. PagSeguro Group is not party on civil and labor lawsuits classified by management as possible losses.